The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licesned for use by U.S. Bank Global Fund Services.

Security Valuation

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period.  In addition, these standards require expanded disclosure for each major category of assets.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

During the period, certain securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument.  Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments.  The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain foreign common stocks, preferred stocks, participatory notes, and real estate investment trusts; and (3) certain over-the-counter derivative instruments, including forward currency contracts, written options, and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models.  The service providers’ internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments.  These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange.  These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Forward currency contracts and swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.  These instruments are normally valued using pricing vendors.  Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models.  The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: fair valued securities.

Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above.  In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable.  In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security.  To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board.  These methodologies may require subjective judgments and determinations about the value of a particular security.  When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of December 31, 2022:

GuideMark® Large Cap Core Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$471,028,200	$-	$70,957	$471,099,157
Investment Companies	11,185,612	-	-	11,185,612
Real Estate Investment Trusts	5,550,898	-	-	5,550,898
Short Term Investments	60,815	-	-	60,815
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	60,957,881
Total Investments in Securities	$487,825,525	$-	$70,957	$548,854,363

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description				Common Stocks
Balance as of April 1, 2022				$140,204
Purchases				-
Sales proceeds and paydowns				-
Accreted discounts, net				-
Corporate Actions				-
Realized gain (loss)				-
Change in unrealized appreciation (depreciation)				(69,247)
Transfers into/(out of) Level 3				-
Balance as of December 31, 2022				$70,957
Change in unrealized appreciation (depreciation) during the
period for Level 3 investments held at December 31, 2022.				$(69,247)

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Emerging Markets Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$217,335	$3,535,838	$-	$3,753,173
Consumer Discretionary	725,739	5,044,213	8,242	5,778,194
Consumer Staples	592,544	3,467,573	0	4,060,117
Energy	54,255	2,846,162	0	2,900,417
Financials	520,153	8,076,753	0	8,596,906
Health Care	111,686	1,921,630	-	2,033,316
Industrials	-	2,901,127	-	2,901,127
Information Technology	63,359	8,377,738	0	8,441,097
Materials	305,344	3,178,745	0	3,484,089
Real Estate	-	518,328	22,761	541,089
Utilities	65,249	944,987	-	1,010,236
Total Common Stocks	2,655,664	40,813,094	31,003	43,499,761
Investment Companies	1,797,094	-	-	1,797,094
Preferred Stocks	-	1,154,691	-	1,154,691
Rights	-	-	0	0
Short Term Investments	944	-	-	944
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	2,102,029
Total Investments in Securities	$4,453,702	$41,967,785	$31,003	$48,554,519

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks		Right
Balance as of April 1, 2022	$-		$-
Purchases	-		-
Sales proceeds and paydowns	-		-
Accreted discounts, net	-		-
Corporate Actions	7,557		0
Realized gain (loss)	684		-
Change in unrealized appreciation (depreciation)	-		-
Transfers into/(out of) Level 3	22,762	*	-
Balance as of December 31, 2022	$31,003		$0
Change in unrealized appreciation (depreciation) during the
period for Level 3 investments held at December 31, 2022.	$(42,450)		$-

*Two common stocks transferred from Level 2 to Level 3 due to a lack of observable market data.
For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Small/Mid Cap Core Fund

	Level 1	Level 2	Level 3	Total

Common Stock	$84,318,604	$-	$13,672	$84,332,276
Investment Companies	2,192,456	-	-	2,192,456
Real Estate Investment Trusts	4,407,392	-	-	4,407,392
Rights	-	-	0	0
Short Term Investments	266,869	-	-	266,869
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	30,064,806
Total Investments in Securities	$91,185,321	$-	$13,672	$121,263,799

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks	Rights
Balance as of April 1, 2022	23,760	322
Purchases	-	-
Sales proceeds and paydowns	-	-
Accreted discounts, net	-	-
Corporate Actions	(544)	2,063
Realized gain (loss)	544	(2,026)
Change in unrealized appreciation (depreciation)	(10,088)	(359)
Transfers into/(out of) Level 3	-	-
Balance as of December 31, 2022	$13,672	$0
Change in unrealized appreciation (depreciation) during the
period for Level 3 investments held at December 31, 2022.	$(10,088)	$(359)

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® World ex-US Fund

	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$11,656	$4,175,647	$-	$4,187,303
Consumer Discretionary	582,435	11,676,186	-	12,258,621
Consumer Staples	1,535,256	8,419,255	-	9,954,511
Energy	2,395,373	5,439,218	-	7,834,591
Financials	3,395,879	15,483,616	-	18,879,495
Health Care	172,122	11,946,457	-	12,118,579
Industrials	1,221,324	13,211,244	-	14,432,568
Information Technology	782,633	4,337,768	-	5,120,401
Materials	1,265,269	5,137,414	-	6,402,683
Real Estate	80,701	888,575	-	969,276
Utilities	123,440	1,578,969	-	1,702,409
Total Common Stocks	11,566,088	82,294,349	-	93,860,437
Preferred Stocks	-	428,636	-	428,636
Real Estate Investment Trusts	12,641	68,526	-	81,167
Short Term Investments	3,852	-	-	3,852
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	2,018,962
Total Investments in Securities	$11,582,581	$82,791,511	$-	$96,393,054

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total

Fixed Income
Asset Backed Securities	$-	$12,902,081	$-	$12,902,081
Collateralized Mortgage Obligations	-	26,875,247	-	26,875,247
Corporate Obligations	-	40,416,655	-	40,416,655
Foreign Government Debt Obligations	-	2,438,321	-	2,438,321
Mortgage Backed Securities - U.S. Government Agency	-	62,923,143	-	62,923,143
Municipal Debt Obligations	-	2,876,391	-	2,876,391
U.S. Treasury Obligations	-	44,109,864	-	44,109,864
Total Fixed Income	-	192,541,702	-	192,541,702
Short Term Investments	1,481,701	-	-	1,481,701
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	1,856,938
Total Investments in Securities	$1,481,701	$192,541,702	$-	$195,880,341

Other Financial Instruments**
Futures	$159,832	$-	$-	$159,832
Swaps	-	176,783	-	176,783

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

**Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swaps. Futures and swaps are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Growth Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$883,569,788	$-	$-	$883,569,788
Short Term Investments	7,382,196	-	-	7,382,196
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	137,161,776
Total Investments in Securities	$890,951,984	$-	$-	$1,028,113,760

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Conservative Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$392,495,831	$-	$-	$392,495,831
Short Term Investments	922	-	-	922
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	37,341,365
Total Investments in Securities	$392,496,753	$-	$-	$429,838,118

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Tactical Allocation Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$293,944,622	$-	$-	$293,944,622
Short Term Investments	196,866,896	-	-	196,866,896
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	39,698,073
Total Investments in Securities	$490,811,518	$-	$-	$530,509,591

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Absolute Return Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$326,529,992	$-	$-	$326,529,992
Short Term Investments	211	-	-	211
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	24,027,998
Total Investments in Securities	$326,530,203	$-	$-	$350,558,201

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Multi-Asset Income Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$85,396,650	$-	$-	$85,396,650
Short Term Investments	82	-	-	82
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	10,337,699
Total Investments in Securities	$85,396,732	$-	$-	$95,734,431

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Flexible Income Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$288,861,713	$-	$-	$288,861,713
Short Term Investments	2,536,128	-	-	2,536,128
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	61,808,433
Total Investments in Securities	$291,397,841	$-	$-	$353,206,274

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Managed Futures Strategy Fund

	Level 1	Level 2	Level 3	Total

Short Term Investments	$14,127,927	$450,261,315	$-	$464,389,242
Total Investments in Securities	$14,127,927	$450,261,315	$-	$464,389,242

Other Financial Instruments*
Futures	$9,273,596	$-	$-	$9,273,596
Forward Currency Contracts	$-	$841,958	$-	$841,958

*Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures and forward currency contracts. Futures and forward currency contracts are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

GuidePath® Conservative Income Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$6,440,408	$-	$-	$6,440,408
Short Term Investments	4,620,515	2,685,921	-	7,306,436
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	2,207,725
Total Investments in Securities	$11,060,923	$2,685,921	$-	$15,954,569

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Income Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$52,829,056	$-	$-	$52,829,056
Short Term Investments	1,380,090	-	-	1,380,090
Total Investments in Securities	$54,209,146	$-	$-	$54,209,146

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Growth & Income Fund

	Level 1	Level 2	Level 3	Total

Common Stock	$36,363,428	$-	$-	$36,363,428
Investment Companies	37,268,672	-	-	37,268,672
Short Term Investments	17,721,363	11,739,007	-	29,460,370
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	8,706,335
Total Investments in Securities	$91,353,463	$11,739,007	$-	$111,798,805

Other Financial Instruments**
Futures	$407,967	$-	$-	$407,967
Options Written	(447,165)	(109,950)	-	(557,115)

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

**Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and written options. Futures are reflected as unrealized appreciation (depreciation) on the instrument, while written options are reflected at value.

For further information regarding security characteristics, see the Schedule of Investments.

The GuidePath® Flexible Income Allocation Fund owned 5% or more of the voting securities of the following company during the period ended December 31, 2022. As a result, this company is deemed to be an affiliated company. The below table represents fair value:

Issuer	Value as of April 1, 2022	Purchases	Sales	Realized Gain (Loss)
WisdomTree Bloomberg U.S. Dollar Bullish Fund[1]	$11,530,173	$4,048,738	$5,770,581	$213,000
	$11,530,173	$4,048,738	$5,770,581	$213,000

Issuer	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Fair Value as of December 31, 2022	Share Balance as of December 31, 2022
WisdomTree Bloomberg U.S. Dollar Bullish Fund[1]	$(171,851)	$104,469	$9,849,479	378,099
	$(171,851)	$104,469	$9,849,479	378,099

1No longer an affiliate as of December 31, 2022.